Intangibles Assets - Schedule of Future Amortization of Intangible Assets (Details)	Jun. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018 (six months)	$ 328,285
2019	656,569
2020	656,569
2021	355,706
2022	140,804
Thereafter	3,633,477
Total	$ 5,771,410